Post-employment benefits for associates - Reconciliation of net liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	$ (242)	$ (232)
Current service cost	(22)	(28)
Net interest expense	(5)	(6)
Administrative expenses	(1)	(1)
Past service costs and settlements	(2)	(1)
Remeasurements	(36)	1
Currency translation effects	6	6
Employer contributions	21	19
Effect of acquisitions, divestments or transfers	5	(2)
Change in limitation on recognition of fund surplus	(2)	2
Net defined benefit liability	(278)	(242)
Other post-employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	(345)	(317)
Current service cost	(8)	(11)
Net interest expense	(14)	(11)
Administrative expenses	0	0
Past service costs and settlements	0	0
Remeasurements	(28)	5
Currency translation effects	0	0
Employer contributions	(28)	(11)
Effect of acquisitions, divestments or transfers	0	0
Change in limitation on recognition of fund surplus	0	0
Net defined benefit liability	(423)	(345)
Prepaid benefit cost [member] | Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	12
Net defined benefit liability	13	12
Prepaid benefit cost [member] | Other post-employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	0
Net defined benefit liability	0	0
Accrued benefit liability [member] | Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	(254)
Net defined benefit liability	(291)	(254)
Accrued benefit liability [member] | Other post-employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	(345)
Net defined benefit liability	$ (423)	$ (345)